Other Disclosures - Related party disclosures (Details) $ in Thousands		1 Months Ended		6 Months Ended
	May 06, 2016 director	Oct. 31, 2016 EquityInstruments	Sep. 30, 2015 EquityInstruments	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of transactions between related parties [line items]
Number of directors with consulting agreements | director	2
Consulting agreement term	4 years
Purchase of services from NB				$ 47	$ 42
Danish Legal Services				311	687
Consulting Services				39	$ 126
Amounts owed to related parties (excluding VAT)				$ 173		$ 283
Consultants | Deferred shares
Disclosure of transactions between related parties [line items]
Granted | EquityInstruments		12,500	25,000
Granted (after Share Split) | EquityInstruments		121,000	194,000
Vesting term of deferred shares				4 years